Financial Risk Management Activities - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Carrying amount	$ 138	$ 130	$ 92
Borrowings
Financial liabilities
Carrying amount	2,268	2,178	2,737
Fair value	2,377	2,203	2,425
Other investments
Financial assets
Carrying amount	138	130	92
Fair value	$ 140	$ 132	$ 93